ACQUISITIONS	12 Months Ended
Dec. 31, 2021
ACQUISITIONS
ACQUISITIONS

3. ACQUISITIONS
During the years ended December 31, 2021 and 2020, Granite made the following property acquisitions:
2021
Acquisitions

Property	Location	Date acquired	Property purchase price	Transaction costs	Total acquisition cost
Income-producing properties:

3090 Highway 42 (1)	Locust Grove, GA	March 12, 2021	$85,138	$401	$85,539
3801 Rock Creek Blvd.	Joliet, IL	June 25, 2021	30,247	75	30,322
3900 Rock Creek Blvd.	Joliet, IL	June 25, 2021	34,673	85	34,758
1695-1701 Crossroads Dr.	Joliet, IL	June 25, 2021	50,657	118	50,775

US Portfolio (four properties):
1243 Gregory Dr.	Antioch, IL
60 Logistics Blvd.	Richwood, KY
8740 South Crossroads Dr.	Olive Branch, MS
12577 State Line Rd.	Olive Branch, MS	September 3, 2021	243,697	337	244,034
1600 Rock Creek Blvd.	Joliet, IL	September 7, 2021	20,705	616	21,321
Sophialaan 5	Utrecht, Netherlands	September 17, 2021	42,125	3,432	45,557
100 Ronson Dr.	Toronto, ON	December 13, 2021	18,436	818	19,254
110 Ronson Dr.	Toronto, ON	December 13, 2021	16,164	1,001	17,165
115 Sinclair Blvd.	Brantford, ON	December 17, 2021	66,000	1,491	67,491
Hazeldonk 6520 – 6524	Breda, Netherlands	December 17, 2021	87,931	7,030	94,961
Hazeldonk 6526 – 6530	Breda, Netherlands	December 17, 2021	54,699	4,373	59,072
5400 E. 500 S. (2)	Whitestown, IN	December 22, 2021	87,478	212	87,690
			837,950	19,989	857,939

Properties under development:
2120 Logistics Way	Murfreesboro, TN	June 30, 2021	17,308	213	17,521
Highway 109	Lebanon, TN	September 8, 2021	6,505	67	6,572
			23,813	280	24,093

Development land:
375/395 Hardy Rd.	Brantford, ON	August 16, 2021	62,201	1,491	63,692
			$923,964	$21,760	$945,724

(1)
The Trust acquired the leasehold interest in the property which resulted in the recognition of a right-of-use
asset, including transaction costs, of $85,539. The Trust will acquire freehold title to the property on December 1, 2028.

(2)	The property purchase price includes a tenant allowance of $8.1 million (US$6.3 million) which is unpaid as of December 31, 2021.

2020
Acquisitions

Property	Location	Date acquired	Property purchase price	Transaction costs	Total acquisition cost
Property under development:

Aquamarijnweg 2 (1)	Bleiswijk, Netherlands	March 13, 2020	$35,632	$145	$35,777

Income-producing properties:
Oude Graaf 15	Weert, Netherlands	May 1, 2020	31,910	253	32,163
De Kroonstraat 1 (2)	Tilburg, Netherlands	July 1, 2020	71,716	710	72,426
Francis Baconstraat 4	Ede, Netherlands	July 1, 2020	21,403	178	21,581
8995 Airport Rd.	Brampton, ON	September 1, 2020	22,173	593	22,766
555 Beck Cres.	Ajax, ON	September 30, 2020	15,350	407	15,757
8500 Tatum Rd. (3)	Palmetto, GA	November 12, 2020	105,184	189	105,373
Industrieweg 15	Voorschoten, Netherlands	November 20, 2020	24,577	1,708	26,285
Zuidelijke Havenweg 2	Hengelo, Netherlands	December 4, 2020	46,226	2,882	49,108
Beurtvaartweg 2-4, Sprengenweg 1-2	Nijmegen, Netherlands	December 18, 2020	39,067	2,531	41,598
12 Tradeport Rd.	Hanover Township, PA	December 22, 2020	174,722	2,212	176,934
250 Tradeport Rd.	Nanticoke, PA	December 22, 2020	79,776	1,074	80,850

Midwest portfolio (five properties):
6201 Green Pointe Dr. S.	Groveport, OH
8779 Le Saint Dr.	Hamilton, OH
8754 Trade Port Dr.	West Chester, OH
445 Airtech Pkwy.	Indianapolis, IN	June 18, 2020	177,647	801	178,448
5415 Centerpoint Pkwy.	Obetz, OH	July 8, 2020	45,092	256	45,348

Memphis portfolio (three properties):
4460 E. Holmes Rd.	Memphis, TN
4995 Citation Dr.	Memphis, TN
8650 Commerce Dr.	Southaven, MS	June 18, 2020	111,590	497	112,087

Mississauga portfolio (four properties):
5600, 5610, 5620 and
5630 Timberlea Blvd.	Mississauga, ON	September 28, 2020	19,450	444	19,894
			985,883	14,735	1,000,618

Development land:
5005 Parker Henderson Rd.	Fort Worth, TX	June 8, 2020	8,932	332	9,264
			$1,030,447	$15,212	$1,045,659

(1)
The development in Bleiswijk, Netherlands was completed in September 2020 and subsequently transferred to income-producing properties. The property purchase price includes a tenant allowance of $6.8 million (
€
4.4 million) paid in September 2020 associated with the acquisition.

(2)	Excludes construction costs and holdbacks of $12.4 million ( € 8.1million) related to a 0.1 million square foot expansion paid during the fourth quarter of 2020.
(3)
The Trust acquired the leasehold interest in this property which resulted in the recognition of a right-of-use
asset, including transaction costs, of $105,373. The Trust will acquire freehold title to the property on December 1, 2029.

During the year ended
December
31, 2021, transaction costs of $21.5 million (2020 — $15.2 million), which included land transfer taxes, and legal and advisory costs, were first capitalized to the cost of the respective properties and then subsequently expensed to net fair value gains on investment properties on the combined statements of net income as a result of measuring the properties at fair value.